Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2026
Earning (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 7 – EARNINGS (LOSS) PER SHARE:

	For the six months ended June 30,
	2026	2025

Weighted average of the number of ordinary shares used to calculate basic earnings per share	6,634	5,980

Weighted average of the number of ordinary shares used to calculate diluted earnings per share	6,634	5,980

The loss used in calculation	732	1,636